Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/54	$5,000,000	$5,031,019
5.50%, 5/20/49	17,455	17,779
5.00%, 5/20/49	52,848	53,036
4.50%, TBA, 1/1/54	5,000,000	4,881,342
4.00%, TBA, 1/1/54	4,000,000	3,821,324
3.50%, with due dates from 9/20/49 to 3/20/50	686,169	637,675

		14,442,175
U.S. Government Agency Mortgage Obligations (37.7%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	56,162	56,051
4.50%, 5/1/49	8,258	8,127
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	15,000,000	15,367,958
6.00%, TBA, 1/1/54	34,000,000	34,541,885
5.00%, TBA, 1/1/54	7,000,000	6,929,997
3.50%, TBA, 1/1/54	3,000,000	2,753,906
3.00%, TBA, 1/1/54	2,000,000	1,770,312
2.50%, TBA, 1/1/54	2,000,000	1,703,438

		63,131,674

Total U.S. government and agency mortgage obligations (cost $76,157,113)		$77,573,849

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.875%, 2/28/27(i)	$143,000	$135,005
1.625%, 5/15/31(i)	823,000	707,673

Total U.S. treasury obligations (cost $842,678)		$842,678

MORTGAGE-BACKED SECURITIES (38.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$403,899	$81,619
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,378,950	490,094
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,798,935	396,488
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,190,035	694,172
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,385,341	528,287
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	143,215	20,722
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,517,117	642,630
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	2,043,490	403,914
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	423,448	62,546
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	207,592	14,421
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	98,732	3,003
REMICs Ser. 23-5349, Class IA, IO, 3.00%, 12/15/42	960,785	85,975
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.798%, 9/25/50	3,732,353	506,630
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.747%, 12/15/47	616,835	72,741
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 7/25/50	3,338,828	402,593
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.647%, 8/15/56	2,220,636	294,923
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.647%, 4/15/47	439,334	53,491
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 1/25/50	2,323,200	252,031
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.379%, 7/25/43(WAC)	728,182	9,854
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	899,664	149,781
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	33,196	5,484
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,109,584	175,281
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	94,373	13,255
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,477,344	618,402
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	123,836	24,005
REMICs Ser. 23-49, Class IC, IO, 4.00%, 11/25/49	97,412	16,415
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,174,049	205,191
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	342,366	48,465
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	262,729	33,585
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	188,271	20,530
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	6,644,282	876,640
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.948%, 4/25/40	267,352	29,258
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.798%, 3/25/48	1,417,537	126,728
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.748%, 6/25/48	2,428,910	301,123
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.698%, 5/25/47	3,054,841	320,636
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.698%, 10/25/41	14,808	17
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 12/25/46	1,166,203	85,239
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 3/25/50	2,060,042	239,727
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 8/25/49	1,340,470	119,077
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.548%, 11/25/49	2,720,796	352,985
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.448%, 10/25/41	614,759	52,117
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	822,149	155,164
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,455,802	325,823
Ser. 14-76, IO, 5.00%, 5/20/44	337,720	67,329
Ser. 12-146, IO, 5.00%, 12/20/42	221,386	42,548
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	319,202	65,625
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	233,656	47,206
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,030,961	214,244
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	530,509	109,396
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,063,756	210,023
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	181,096	36,033
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	965,254	186,594
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	3,439,056	689,272
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	450,593	88,448
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	399,649	78,496
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	410,145	66,438
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	732,170	136,908
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	373,935	69,705
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,029,669	180,995
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	789,349	145,718
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	596,907	77,228
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	1,695,606	252,196
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	300,706	8,937
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	223,194	37,217
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	425,536	24,522
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	194,160	30,026
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	183,458	31,448
Ser. 21-156, IO, 3.50%, 7/20/51	4,064,898	684,535
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,392,131	443,117
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	386,520	61,195
Ser. 13-28, IO, 3.50%, 2/20/43	128,717	16,643
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	208,914	25,895
Ser. 13-14, IO, 3.50%, 12/20/42	810,776	96,790
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	853,889	142,318
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	842,306	133,348
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	406,076	65,712
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	406,554	23,038
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,369,948	528,004
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,750,547	434,126
Ser. 17-H19, Class MI, IO, 2.077%, 4/20/67(WAC)	1,053,067	56,655
Ser. 16-H03, Class DI, IO, 2.051%, 12/20/65(WAC)	2,373,135	94,698
Ser. 15-H25, Class EI, IO, 1.853%, 10/20/65(WAC)	1,562,695	60,945
Ser. 15-H20, Class AI, IO, 1.811%, 8/20/65(WAC)	2,278,379	77,693
FRB Ser. 15-H08, Class CI, IO, 1.781%, 3/20/65(WAC)	1,171,194	36,190
Ser. 15-H23, Class BI, IO, 1.724%, 9/20/65(WAC)	2,185,241	67,524
Ser. 16-H14, IO, 1.655%, 6/20/66(WAC)	1,851,849	48,898
Ser. 16-H24, Class CI, IO, 1.654%, 10/20/66(WAC)	1,564,065	48,799
Ser. 13-H08, Class CI, IO, 1.616%, 2/20/63(WAC)	972,133	31,789
Ser. 14-H21, Class BI, IO, 1.524%, 10/20/64(WAC)	2,895,589	88,895
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.112%, 2/20/53	6,966,374	548,405
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 6/20/51	5,097,994	662,127
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 5/20/51	3,024,849	375,728
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 4/20/51	6,185,751	669,626
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 4/20/51	2,054,014	250,014
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 9/20/50	2,894,607	372,646
Ser. 16-H22, Class AI, IO, 0.782%, 10/20/66(WAC)	2,107,156	83,644
Ser. 16-H23, Class NI, IO, 0.769%, 10/20/66(WAC)	5,645,050	241,044
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.727%, 11/20/47	3,047,758	402,214
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.708%, 4/20/44	1,623,513	174,497
Ser. 16-H16, Class EI, IO, 0.693%, 6/20/66(WAC)	2,138,883	81,064
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 7/20/50	1,848,193	236,629
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 1/20/49	1,431,797	147,873
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 5/20/50	2,055,188	229,911
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 4/20/50	2,612,795	307,473
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 8/20/49	1,999,295	225,860
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 7/20/49	1,811,563	195,939
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 7/20/49	2,365,160	231,464
IFB Ser. 20-7, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 1/20/50	1,524,641	164,443
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 12/20/49	1,252,221	130,655
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 9/20/49	1,945,733	207,382
Ser. 15-H20, Class CI, IO, 0.536%, 8/20/65(WAC)	2,531,167	134,911
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.528%, 8/20/43	2,157,742	205,309
Ser. 17-H11, Class DI, IO, 0.525%, 5/20/67(WAC)	2,061,536	107,272
Ser. 16-H18, Class QI, IO, 0.454%, 6/20/66(WAC)	1,383,463	70,183
Ser. 16-H17, Class KI, IO, 0.398%, 7/20/66(WAC)	1,299,500	57,432
Ser. 15-H24, Class AI, IO, 0.334%, 9/20/65(WAC)	1,945,235	57,287
Ser. 15-H15, Class BI, IO, 0.30%, 6/20/65(WAC)	1,347,866	51,488
Ser. 17-H12, Class QI, IO, 0.299%, 5/20/67(WAC)	1,843,289	69,300
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.128%, 8/20/44	743,489	65,828
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	2,823,040	143,128
Ser. 18-H05, Class BI, IO, 0.097%, 2/20/68(WAC)	2,395,868	112,110
Ser. 17-H16, Class JI, IO, 0.071%, 8/20/67(WAC)	5,390,679	264,155
Ser. 18-H02, Class EI, IO, 0.055%, 1/20/68(WAC)	3,436,559	165,821
Ser. 15-H10, Class BI, IO, 0.047%, 4/20/65(WAC)	1,527,646	69,050
Ser. 18-H05, Class AI, IO, 0.038%, 2/20/68(WAC)	1,268,398	60,415
Ser. 16-H03, Class AI, IO, 0.035%, 1/20/66(WAC)	1,830,250	66,618
Ser. 17-H02, Class BI, IO, 0.032%, 1/20/67(WAC)	1,537,602	49,603
Ser. 16-H06, Class DI, IO, 0.032%, 7/20/65(WAC)	2,679,943	67,883
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	2,557,076	129,899
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	2,894,853	110,873
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	2,265,829	69,928
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	3,028,353	92,595
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67(WAC)	4,738,225	121,752
Ser. 18-H15, Class KI, IO, 0.004%, 8/20/68(WAC)	2,034,628	84,798
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	2,629,464	49,050
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	4,968,538	100,653

		23,990,400
Commercial mortgage-backed securities (13.0%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	215,189
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.177%, 1/15/51(WAC)	405,000	300,697
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.022%, 4/10/51(WAC)	568,000	329,654
Ser. 19-B13, Class D, 2.50%, 8/15/57	372,000	203,558
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	590,000	370,131
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	626,000	252,396
Ser. 19-CD8, Class D, 3.00%, 8/15/57	378,000	201,903
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	409,000	331,809
FRB Ser. 11-C2, Class F, 5.249%, 12/15/47(WAC)	925,000	574,417
Citigroup Commercial Mortgage Trust 144A
Ser. 15-P1, Class D, 3.225%, 9/15/48	610,000	457,560
Ser. 15-GC27, Class E, 3.00%, 2/10/48	391,000	261,985
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.913%, 4/10/47(WAC)	441,000	367,321
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	465,000	381,523
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	447,000	390,066
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.796%, 5/10/47(WAC)	290,000	249,597
FRB Ser. 14-CR17, Class E, 4.796%, 5/10/47(WAC)	758,000	503,767
FRB Ser. 14-UBS3, Class D, 4.765%, 6/10/47(WAC)	144,000	73,622
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	56,105
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	133,104	115,259
FRB Ser. 15-LC19, Class E, 4.213%, 2/10/48(WAC)	385,000	266,727
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.505%, 9/9/24	252,000	254,684
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.75%, 4/15/50(WAC)	527,000	351,730
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.337%, 11/25/51	797,000	738,435
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	638,000	570,228
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	150,000	139,760
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class B, 5.153%, 8/10/44(WAC)	212,000	176,185
FRB Ser. 14-GC24, Class D, 4.518%, 9/10/47(WAC)	1,250,000	553,675
FRB Ser. 13-GC13, Class D, 3.833%, 7/10/46(WAC)	531,000	216,750
Ser. 19-GC38, Class D, 3.00%, 2/10/52	500,000	327,443
JPMBB Commercial Mortgage Securities Trust Ser. 14-C21, Class AS, 3.997%, 8/15/47	340,000	321,901
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.671%, 4/15/47(WAC)	300,000	282,743
FRB Ser. 14-C18, Class D, 4.645%, 2/15/47(WAC)	863,000	606,396
FRB Ser. C14, Class D, 4.15%, 8/15/46(WAC)	515,000	320,482
FRB Ser. 14-C18, Class E, 4.145%, 2/15/47(WAC)	407,000	234,788
FRB Ser. 14-C23, Class D, 3.982%, 9/15/47(WAC)	505,000	435,099
FRB Ser. 14-C25, Class D, 3.932%, 11/15/47(WAC)	200,000	119,547
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	112,556
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	203,205
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.453%, 9/15/50(WAC)	268,000	190,473
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.764%, 6/15/51(WAC)	270,000	215,301
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.161%, 4/15/46(WAC)	194,000	70,111
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	188,955
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	410,000	94,249
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	263,000	218,095
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	647,000	161,750
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	1,720
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	13,487	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	323,833	301,059
FRB Ser. 15-C25, Class C, 4.517%, 10/15/48(WAC)	253,000	212,915
FRB Ser. 15-C22, Class C, 4.20%, 4/15/48(WAC)	575,000	516,336
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	195,255
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 7.432%, 10/15/46(WAC)	416,000	341,322
FRB Ser. 14-C17, Class D, 4.654%, 8/15/47(WAC)	213,000	191,069
FRB Ser. 12-C6, Class E, 4.425%, 11/15/45(WAC)	258,000	164,117
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	194,000	167,909
FRB Ser. 13-C10, Class D, 3.997%, 7/15/46(WAC)	485,000	170,696
FRB Ser. 13-C10, Class E, 3.997%, 7/15/46(WAC)	1,006,000	248,332
FRB Ser. 13-C10, Class F, 3.997%, 7/15/46(WAC)	975,000	46,849
FRB Ser. 13-C9, Class D, 3.818%, 5/15/46(WAC)	422,000	306,097
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	380,211
Ser. 14-C18, Class D, 3.389%, 10/15/47	343,000	288,156
Ser. 14-C19, Class D, 3.25%, 12/15/47	602,000	519,235
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	168,221	139,761
FRB Ser. 18-H3, Class C, 4.851%, 7/15/51(WAC)	284,000	236,640
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	141,695	128,215
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.202%, 3/25/50	699,033	673,830
FRB Ser. 19-01, Class M10, 8.702%, 10/25/49	555,487	540,186
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.823%, 6/25/37	351,586	351,341
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.608%, 1/19/37 (Bermuda)	504,000	482,735
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.387%, 8/15/50(WAC)	247,000	204,858
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.977%, 1/15/59(WAC)	216,000	119,797
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48(WAC)	346,000	310,538
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	394,000	350,788
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	121,000	93,094
FRB Ser. 13-LC12, Class D, 3.954%, 7/15/46(WAC)	188,000	49,296
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	45,087
Ser. 16-C33, Class D, 3.123%, 3/15/59	698,000	521,035
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	177,000	138,004
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.204%, 8/15/46(WAC)	1,104,000	262,462

		21,706,778
Residential mortgage-backed securities (non-agency) (11.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.66%, 5/25/47	360,795	195,492
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.956%, 11/27/36(WAC)	467,755	322,751
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.97%, 1/25/36	43,996	40,230
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.65%, 11/25/47	162,611	116,874
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.82%, 3/25/37	695,318	568,126
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	935,697
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.512%, 9/25/35	196,411	174,695
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.17%, 9/25/35	241,688	213,100
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.132%, 11/20/35	260,786	236,473
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.972%, 8/25/46	72,833	62,666
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.952%, 6/25/46	192,293	160,836
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.85%, 8/25/46	227,056	203,281
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.85%, 8/25/46	1,505,517	1,272,691
FRB Ser. 06-OA7, Class 1A1, 3.534%, 6/25/46(WAC)	228,744	202,945
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.952%, 5/25/28	266,187	287,599
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.452%, 7/25/28	1,273,742	1,417,889
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.802%, 4/25/28	568,357	622,461
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.652%, 10/25/27	394,916	423,060
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.252%, 3/25/28	384,827	397,354
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 13.002%, 12/25/27	584,740	617,070
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.702%, 2/25/49	85,000	105,953
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.837%, 10/25/50	176,000	229,900
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.702%, 4/25/49	106,000	129,556
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.452%, 10/25/48	649,000	800,560
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.202%, 1/25/49	141,000	177,304
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.952%, 3/25/49	118,000	139,195
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.452%, 8/25/50	609,000	786,181
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.452%, 7/25/50	430,000	545,697
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.202%, 9/25/48	174,000	196,667
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.587%, 10/25/33	225,000	254,399
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.202%, 7/25/50	146,651	161,896
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.702%, 9/25/50	285,317	310,071
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	274,647
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	405,000	378,992
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	556,662
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.202%, 10/25/28	89,412	105,199
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.702%, 9/25/28	1,110,782	1,295,290
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.202%, 10/25/28	565,461	656,406
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.202%, 8/25/28	365,806	422,114
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.202%, 1/25/29	119,418	136,411
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.702%, 4/25/29	19,809	22,476
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.837%, 1/25/42	180,000	186,075
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.552%, 9/25/31	536,228	566,944
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.102%, 2/25/40	504,000	529,671
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.902%, 7/25/31	2,485	2,495
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.83%, 5/25/36	475,455	111,841
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.78%, 5/25/37	185,632	103,290
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.99%, 5/19/35	239,530	75,377
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.487%, 1/25/34 (Bermuda)	150,000	143,520
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	254,000	255,675
Ser. 21-RTL1, Class A1, 3.09%, 2/25/26(WAC)	4,933	4,914
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.278%, 2/26/37	188,280	159,358
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.265%, 8/25/35	32,591	30,680
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.90%, 5/25/46	193,673	167,527
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.59%, 8/25/36	137,552	115,330
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	195,215
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.45%, 10/25/45	84,061	80,183

		18,884,961

Total mortgage-backed securities (cost $71,668,565)		$64,582,139

CORPORATE BONDS AND NOTES (24.6%)(a)
		Principal amount	Value
Basic materials (2.3%)
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		$255,000	$237,650
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		569,000	510,637
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		260,000	244,124
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		240,000	245,082
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		75,000	67,649
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		193,000	202,317
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		267,000	239,621
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	300,000	303,717
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$200,000	198,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	240,217
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		500,000	404,375
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		255,000	270,655
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		280,000	244,300
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		200,000	210,250
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		230,000	229,425

			3,848,019
Capital goods (1.9%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		520,000	549,900
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		137,000	129,175
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	240,000	262,121
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		$150,000	157,500
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		263,000	247,735
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		235,000	199,800
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		260,000	243,100
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		395,000	402,367
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		226,000	240,973
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		265,000	245,239
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		78,000	85,353
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		120,000	112,162
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	75,110
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	195,700

			3,146,235
Communication services (1.8%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		410,000	384,309
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		410,000	400,667
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		660,000	582,094
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		295,000	272,668
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		170,000	159,728
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)		280,000	251,579
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		825,000	766,510
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	275,000	278,668

			3,096,223
Consumer cyclicals (6.3%)
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		$548,000	560,085
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		285,000	253,066
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		265,000	243,223
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		232,000	237,901
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		257,000	279,724
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		270,000	247,699
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		290,000	245,396
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	255,000	269,723
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$280,000	238,722
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	495,000	595,636
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		$265,000	250,425
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		275,000	246,125
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		265,000	244,173
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	330,254
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$535,000	547,792
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		280,000	242,710
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		605,000	560,687
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		265,000	242,049
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		270,000	260,348
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		254,000	236,854
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		265,000	243,659
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		270,000	248,800
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		255,000	246,482
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		285,000	243,675
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		255,000	248,069
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		220,000	236,637
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30		290,000	258,412
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		262,000	249,981
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	270,000	280,668
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$285,000	256,977
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		592,000	572,689
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		218,000	219,000
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		244,000	243,300
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	595,000	629,013

			10,509,954
Consumer staples (1.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		$275,000	246,647
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		271,000	246,063
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		253,000	245,420
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	185,000	218,286
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	110,000	129,827
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$250,000	246,829
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		110,000	96,755
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32		275,000	250,875
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		285,000	262,750
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	230,000	264,070
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$275,000	249,537
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		255,000	242,185
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		256,000	241,763

			2,941,007
Energy (4.1%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		250,000	239,615
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		242,000	244,062
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		233,000	232,840
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		330,000	344,502
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		520,000	553,564
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		530,000	575,835
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		246,000	246,232
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		300,000	310,318
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		245,000	250,138
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		270,000	248,400
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		250,000	245,263
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		198,000	202,027
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		602,000	574,246
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		146,000	148,152
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	406,820
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		926,000	739,411
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		114,000	94,595
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		257,000	242,894
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		242,000	242,111
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		255,000	248,853
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		530,000	529,726

			6,919,604
Financials (2.3%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		450,000	461,632
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		205,000	202,057
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		257,000	246,990
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		410,000	421,725
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		430,000	448,551
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		260,000	264,344
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		820,000	843,544
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		405,000	406,842
Protective Life Global Funding 144A 5.467%, 12/8/28		265,000	271,322
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		145,000	147,850
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		205,000	209,319

			3,924,176
Health care (2.0%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		274,000	247,285
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	50,463
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		235,000	243,505
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		270,000	244,119
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		265,000	243,922
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		430,000	469,503
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		280,000	250,740
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		540,000	551,907
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		535,000	581,813
Thermo Fisher Scientific, Inc. sr. unsec. notes 5.00%, 1/31/29		375,000	384,918

			3,268,175
Technology (1.1%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		275,000	249,050
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		205,000	200,061
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		275,000	248,525
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		273,000	259,378
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		265,000	251,909
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		156,000	178,386
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		275,000	250,879
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		281,000	254,866

			1,893,054
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	200,000	250,272

			250,272
Utilities and power (0.9%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$240,000	254,640
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		170,000	170,762
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		560,000	561,400
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		265,000	255,605
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		270,000	252,047

			1,494,454

Total corporate bonds and notes (cost $40,460,539)			$41,291,173

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.1%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	$268,150
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	210,000	188,774
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	360,000	292,439
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		$560,000	612,349
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	1,345,000	1,328,833
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$1,300,000	1,282,125
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		435,000	395,850
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		336,000	341,594
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	179,829
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	284,582
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	378,100
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	720,469
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,130,000	858,800
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		370,000	307,563
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		1,510,000	692,713
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		1,000,000	445,000
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	342,521
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,220,000	1,218,475
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	356,400
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	645,938
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		400,000	388,000
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	262,238
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		250,000	212,188
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		420,000	452,760
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		430,000	439,675
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		300,000	330,750
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,057,528
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	899,990

Total foreign government and agency bonds and notes (cost $16,143,409)			$15,183,633

CONVERTIBLE BONDS AND NOTES (3.2%)(a)
	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$39,000	$34,589

		34,589
Capital goods (0.3%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	93,000	117,227
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	51,000	64,877
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	63,000	56,851
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	75,000	91,350
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	93,000	97,473

		427,778
Communication services (0.1%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	115,000	113,632

		113,632
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	83,000	68,164
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	70,000	131,866
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	89,000	146,049
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	83,000	66,525
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	96,000	97,385
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	122,000	138,543
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	40,000	51,320
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	51,000	57,885
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29	55,000	77,220
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	72,000	67,097

		902,054
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	42,000	37,720
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	132,000	105,679
MGP Ingredients, Inc. company guaranty cv. sr. unsec. bonds 1.875%, 11/15/41	65,000	75,725
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	62,000	50,269
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	68,000	73,950
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	64,000	57,920
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	79,000	97,273
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	100,000	136,300

		634,836
Energy (0.1%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	44,758
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	71,000	83,709

		128,467
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	110,000	121,616

		121,616
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	55,000	54,038
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	57,000	58,533
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	36,000	43,398
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	78,000	77,953
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	141,000	144,384
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	136,000	127,160
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	72,000	82,728
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	62,000	79,112
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	82,000	91,889
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	21,000	21,250
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	50,000	48,675

		829,120
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	138,000	153,663
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	61,000	78,843
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	72,000	64,404
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	56,000	50,260
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	55,000	76,780
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	73,000	73,456
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	65,000	64,106
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	16,000	18,656
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	48,000	99,504
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	36,000	39,197
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	98,000	87,318
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	40,000	79,000
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	118,000	104,312
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	88,000	93,500
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	15,000	44,445
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	66,492
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	48,000	50,568
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	110,000	132,715
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	77,000	61,700
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	52,000	45,760
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	97,000	97,825
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	82,000	55,883
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	93,000	93,791
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	47,000	71,229

		1,803,407
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	65,000	64,285
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	95,000	122,075
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	48,000	50,304
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	83,000	83,042

		319,706

Total convertible bonds and notes (cost $5,387,655)		$5,315,205

SENIOR LOANS (2.2%)(a)(c)
		Principal amount	Value
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 10/16/27		$238,776	$237,357
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.427%, 4/20/28		200,000	205,188
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.691%, 3/17/30		430,086	430,443
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29		243,449	237,333
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.36%, 12/31/30		694,785	695,653
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.65%, 7/22/27		85,529	85,433
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.457%, 10/27/28		238,782	236,766
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.456%, 12/15/27		237,868	238,036
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.182%, 4/3/28 (Netherlands)	EUR	200,000	220,207
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.206%, 1/29/28		$619,829	612,081
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.72%, 8/11/28		253,709	255,041
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.519%, 6/9/28		238,782	238,533
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27		74,000	8,880

Total senior loans (cost $3,748,427)			$3,700,951

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.72%, 10/22/24	$585,000	$579,073
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.47%, 10/22/24	500,000	493,059
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.72%, 5/7/24	190,667	190,562

Total asset-backed securities (cost $1,210,700)		$1,262,694

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	9,820	$11,293

Total common stocks (cost $10,349)		$11,293

SHORT-TERM INVESTMENTS (18.0%)(a)
		Principal amount/shares	Value
Putnam Government Money Market Fund Class G 5.08%(AFF)	Shares	11,339,940	$11,339,940
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	15,518,216	15,518,216
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(P)	Shares	2,272,000	2,272,000
U.S. Treasury Bills 5.420%, 3/21/24(SEGSF)		$500,000	494,304
U.S. Treasury Bills 5.394%, 2/22/24(SEG)(SEGSF)		600,000	595,539

Total short-term investments (cost $30,219,785)			$30,219,999
TOTAL INVESTMENTS

Total investments (cost $245,849,220)			$239,983,614

	FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $30,921,527) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/20/24	$244,188	$241,437	$(2,751)
		Canadian Dollar	Sell	1/17/24	302	291	(11)
		Euro	Sell	3/20/24	189,577	185,684	(3,893)
		Japanese Yen	Buy	2/21/24	460,828	434,876	25,952
		New Zealand Dollar	Sell	1/17/24	12,454	11,629	(825)
		Norwegian Krone	Sell	3/20/24	338,699	318,683	(20,016)
		Swedish Krona	Sell	3/20/24	1,173	1,131	(42)
	Barclays Bank PLC
		Canadian Dollar	Sell	1/17/24	62,427	60,249	(2,178)
		Euro	Sell	3/20/24	48,391	47,401	(990)
		Norwegian Krone	Sell	3/20/24	12,364	11,634	(730)
		Swiss Franc	Buy	3/20/24	81,487	78,706	2,781
	Citibank, N.A.
		Australian Dollar	Buy	1/17/24	98,309	96,629	1,680
		British Pound	Sell	3/20/24	238,705	236,009	(2,696)
		Canadian Dollar	Buy	1/17/24	161,841	158,860	2,981
		Euro	Sell	3/20/24	524,437	513,653	(10,784)
		New Zealand Dollar	Buy	1/17/24	120,682	117,907	2,775
		Norwegian Krone	Sell	3/20/24	105,249	99,029	(6,220)
		Swedish Krona	Sell	3/20/24	5,141	4,953	(188)
	Goldman Sachs International
		Canadian Dollar	Sell	1/17/24	6,794	6,557	(237)
		Japanese Yen	Sell	2/21/24	1,731,853	1,663,721	(68,132)
		Swedish Krona	Sell	3/20/24	202,930	195,479	(7,451)
		Swiss Franc	Buy	3/20/24	1,097,198	1,059,820	37,378
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/17/24	401,624	385,669	(15,955)
		British Pound	Sell	3/20/24	816,212	806,657	(9,555)
		Canadian Dollar	Sell	1/17/24	390,940	374,491	(16,449)
		Euro	Sell	3/20/24	215,268	211,293	(3,975)
		New Zealand Dollar	Sell	1/17/24	337,012	314,873	(22,139)
		Norwegian Krone	Sell	3/20/24	17,274	16,818	(456)
		Swedish Krona	Sell	3/20/24	54,755	52,892	(1,863)
		Swiss Franc	Buy	3/20/24	26,843	25,915	928
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/17/24	147,801	142,633	(5,168)
		Euro	Sell	3/20/24	421,345	412,679	(8,666)
		Norwegian Krone	Sell	3/20/24	10,106	9,509	(597)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	1/17/24	675,077	633,724	(41,353)
		British Pound	Sell	3/20/24	263,697	260,776	(2,921)
		Euro	Sell	3/20/24	1,326,156	1,298,218	(27,938)
		Japanese Yen	Buy	2/21/24	1,979,119	1,879,603	99,516
		New Zealand Dollar	Sell	1/17/24	1,181,533	1,103,042	(78,491)
		Norwegian Krone	Buy	3/20/24	408,059	407,710	349
		Swedish Krona	Buy	3/20/24	3,073	22,933	(19,860)
	NatWest Markets PLC
		British Pound	Buy	3/20/24	20,785	20,780	5
		Euro	Buy	3/20/24	1,188,955	1,185,900	3,055
		Japanese Yen	Sell	2/21/24	1,209,560	1,189,196	(20,364)
		New Zealand Dollar	Buy	1/17/24	814,240	802,853	11,387
		Norwegian Krone	Buy	3/20/24	5,975	5,458	517
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/17/24	1,139,626	1,059,524	(80,102)
		British Pound	Buy	3/20/24	848,473	851,912	(3,439)
		Canadian Dollar	Buy	1/17/24	293,337	316,368	(23,031)
		Euro	Sell	3/20/24	5,048,936	4,949,234	(99,702)
		New Zealand Dollar	Sell	1/17/24	22,000	20,556	(1,444)
		Norwegian Krone	Sell	3/20/24	386,290	363,240	(23,050)
		Swedish Krona	Sell	3/20/24	409,401	393,969	(15,432)
		Swiss Franc	Sell	3/20/24	718,644	710,437	(8,207)
	Toronto-Dominion Bank
		Australian Dollar	Sell	1/17/24	249,456	230,641	(18,815)
		British Pound	Sell	3/20/24	49,730	49,165	(565)
		Canadian Dollar	Sell	1/17/24	852,005	811,540	(40,465)
		Euro	Sell	3/20/24	9,523	9,327	(196)
		Japanese Yen	Buy	2/21/24	4,373	4,146	227
		Norwegian Krone	Sell	3/20/24	213,603	201,108	(12,495)
	UBS AG
		Australian Dollar	Sell	1/17/24	14,862	14,085	(777)
		Canadian Dollar	Sell	1/17/24	9,813	9,471	(342)
		Euro	Sell	3/20/24	642,260	629,120	(13,140)
		Japanese Yen	Buy	2/21/24	1,823,130	1,764,447	58,683
		New Zealand Dollar	Sell	1/17/24	47,919	44,746	(3,173)
		Swedish Krona	Sell	3/20/24	5,927	5,709	(218)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/17/24	1,209,915	1,206,651	3,264
		British Pound	Sell	3/20/24	11,476	11,346	(130)
		Euro	Sell	3/20/24	99,882	97,840	(2,042)
		New Zealand Dollar	Sell	1/17/24	63,217	58,985	(4,232)

	Unrealized appreciation						251,478

	Unrealized (depreciation)						(753,891)

	Total						$(502,413)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	21	$4,324,195	$4,324,195	Mar-24	$(44,735)
U.S. Treasury Note 5 yr (Long)	110	11,965,078	11,965,078	Mar-24	274,753
U.S. Treasury Note Ultra 10 yr (Long)	69	8,143,078	8,143,078	Mar-24	362,657

Unrealized appreciation					637,410

Unrealized (depreciation)					(44,735)

Total					$592,675

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		$30,350,100	$377,859	$163,284
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		30,350,100	377,859	275,275
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		14,629,100	(106,999)	(97,869)
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		14,590,000	1,006,710	3,648
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		14,590,000	1,006,710	262,620
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		12,680,200	(64,669)	13,441
2.52/US SOFR/Dec-57 (Purchased)	Dec-27/2.52		7,540,400	(312,927)	177,275
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		7,052,400	(451,001)	6,418
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		7,052,400	(451,001)	(166,296)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		7,000,400	(358,420)	(123,347)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		7,000,400	(342,320)	158,559
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		3,129,100	250,910	19,870
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		3,129,100	250,910	(18,868)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		2,128,300	(687,354)	47,951
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		2,128,300	(46,230)	(13,749)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	154,677
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	(100,014)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		16,769,300	(1,111,805)	124,596
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		15,498,300	(655,733)	203,958
Citibank, N.A.
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518		6,759,600	(127,024)	24,335
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803		6,759,600	62,245	18,521
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233		6,759,600	63,371	(11,627)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,936,700	(452,723)	28,102
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,936,700	(161,714)	(25,603)
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	13,004,800	(284,517)	(283,972)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	13,004,800	(284,517)	264,449
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		$12,211,200	565,379	(67,528)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		12,211,200	565,379	146,901
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	63,362
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	(23,732)
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		11,998,900	(364,767)	257,136
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		739,600	(104,284)	13,283
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		739,600	(43,525)	(12,033)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(67,057)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	39,457
JPMorgan Chase Bank N.A.
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		$10,834,600	812,595	(1,300)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		10,834,600	764,923	(35,971)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	(10,746)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	(8,884)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		5,609,200	379,182	36,067
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		5,609,200	379,182	(20,474)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		3,523,000	279,198	62,815
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		3,523,000	279,198	(22,442)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	25,486
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	(12,625)
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	6,413,900	(229,877)	(43,839)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	6,413,900	(229,877)	34,004
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	4,472,100	(111,612)	(8,289)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	4,472,100	(111,612)	(13,013)
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	3,119,200	(162,729)	(36,135)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	3,119,200	(162,729)	13,327
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	250,013
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(112,893)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(61,493)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	200,307
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(41,420)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	147,726
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	180,357
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(51,198)
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		$4,097,800	(205,095)	50,034
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		4,097,800	(213,086)	(69,294)
Morgan Stanley & Co. International PLC
2.25/US SOFR/Aug-56 (Purchased)	Aug-26/2.25		703,800	(18,862)	7,003
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		713,100	(94,549)	7,102
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		713,100	(23,746)	(3,387)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	104,024
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(50,405)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	25,825
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(22,617)
1.05/6 month EUR-EURIBOR/Nov-48 (Purchased)	Nov-28/1.05	EUR	6,970,000	(199,688)	58,940

Unrealized appreciation					3,670,148

Unrealized (depreciation)					(1,638,120)

Total					$2,032,028

TBA SALE COMMITMENTS OUTSTANDING at 12/31/23 (proceeds receivable $6,548,242) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/54	$1,000,000	1/22/24	$931,438
Uniform Mortgage-Backed Securities, 5.50%, 1/1/54	1,000,000	1/16/24	1,004,922
Uniform Mortgage-Backed Securities, 4.50%, 1/1/54	2,000,000	1/16/24	1,940,312
Uniform Mortgage-Backed Securities, 4.00%, 1/1/54	3,000,000	1/16/24	2,839,218

Total			$6,715,890

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$146,570,000	$5,430,419		$(1,279,261)	12/20/28	US SOFR — Annually	4.35% — Annually	$4,104,746
		185,038,000	2,029,867	(E)	1,570,444	3/20/26	4.40% — Annually	US SOFR — Annually	(459,424)
		34,095,000	1,040,238	(E)	997,134	3/20/29	4.10% — Annually	US SOFR — Annually	(43,105)
		26,186,000	839,523	(E)	741,437	3/20/34	3.80% — Annually	US SOFR — Annually	(98,086)
		1,594,000	65,418	(E)	63,077	3/20/54	3.50% — Annually	US SOFR — Annually	(2,341)
		6,665,000	79,380	(E)	(77,787)	3/20/26	US SOFR — Annually	4.45% — Annually	1,593
		2,395,000	86,747	(E)	87,080	3/20/34	3.85% — Annually	US SOFR — Annually	333
		11,310,000	569,119	(E)	612,506	3/20/54	3.55% — Annually	US SOFR — Annually	43,387
		6,664,000	136,479		(88)	12/15/33	3.712% — Annually	US SOFR — Annually	(131,503)
	AUD	2,123,800	40,017	(E)	(12,014)	3/20/34	6 month AUD-BBR-BBSW — Semiannually	4.52% — Semiannually	28,003
	AUD	6,187,000	30,272	(E)	(3,119)	3/20/26	3 month AUD-BBR-BBSW — Quarterly	4.17% — Quarterly	27,153
	CAD	3,455,000	67,872	(E)	23,461	3/20/34	3.34% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	(44,411)
	CAD	5,576,000	47,384	(E)	(17,279)	3/20/26	Canadian Overnight Repo Rate Average — Semiannually	4.19% — Semiannually	30,105
	CHF	2,243,000	4,107	(E)	(4,147)	3/20/34	Swiss Average Rate Overnight — Annually	1.18% — Annually	(41)
	EUR	494,700	4,009	(E)	(1,524)	3/20/34	2.54% — Annually	6 month EUR-EURIBOR — Semiannually	(5,533)
	EUR	4,892,000	40,450	(E)	(22,251)	3/20/26	6 month EUR-EURIBOR — Semiannually	2.96% — Annually	18,199
	GBP	1,304,000	59,322	(E)	9,606	3/20/34	3.67% — Annually	Sterling Overnight Index Average — Annually	(49,716)
	GBP	1,765,000	28,527	(E)	(9,557)	3/20/26	Sterling Overnight Index Average — Annually	4.45% — Annually	18,970
	NOK	26,425,000	13,915	(E)	7,717	3/20/34	3.35% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(6,198)
	NZD	4,720,000	121,468	(E)	(15,063)	3/20/34	3 month NZD-BBR-FRA — Quarterly	4.61% — Semiannually	106,405
	SEK	25,996,000	45,620	(E)	10,206	3/20/34	2.51% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(35,415)

	Total				$2,680,578				$3,503,121
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$1,075,356	$1,018,952	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(45,227)
1,032,736	957,952	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(78,922)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(124,149)

	Total	$—			Total	$(124,149)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$4,375	$29,695	$3,863	5/11/63	300 bp — Monthly	$529
	CMBX NA BBB-.6 Index	BB/P	3,933	32,015	4,165	5/11/63	300 bp — Monthly	(213)
	CMBX NA BBB-.6 Index	BB/P	5,424	41,759	5,433	5/11/63	300 bp — Monthly	16
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	449,790	1,052,000	403,758	12/16/72	500 bp — Monthly	47,056
	CMBX NA BB.14 Index	BB-/P	3,180	29,000	10,721	12/16/72	500 bp — Monthly	(7,514)
	CMBX NA BB.6 Index	B+/P	49,554	169,735	49,851	5/11/63	500 bp — Monthly	(132)
	CMBX NA BB.7 Index	B-/P	316,861	866,974	308,903	1/17/47	500 bp — Monthly	8,930
	CMBX NA BB.9 Index	B/P	73,195	174,000	66,416	9/17/58	500 bp — Monthly	6,948
	CMBX NA BBB-.11 Index	BBB-/P	13,020	62,000	10,273	11/18/54	300 bp — Monthly	2,783
	CMBX NA BBB-.16 Index	BBB-/P	40,689	179,000	32,471	4/17/65	300 bp — Monthly	8,323
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	30,497	185,258	66,007	1/17/47	500 bp — Monthly	(35,302)
	CMBX NA BBB-.7 Index	BB/P	51,226	463,471	88,059	1/17/47	300 bp — Monthly	(36,474)
	Goldman Sachs International
	CMBX NA BB.6 Index	B+/P	62,844	215,593	63,320	5/11/63	500 bp — Monthly	(266)
	CMBX NA BB.9 Index	B/P	4,401	11,000	4,199	9/17/58	500 bp — Monthly	213
	CMBX NA BBB-.13 Index	BBB-/P	56,710	213,000	51,418	12/16/72	300 bp — Monthly	5,416
	CMBX NA BBB-.16 Index	BBB-/P	21,151	103,000	18,684	4/17/65	300 bp — Monthly	2,527
	CMBX NA BBB-.7 Index	BB/P	164,796	803,349	152,636	1/17/47	300 bp — Monthly	12,659
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	9,629	120,000	51,252	5/11/63	500 bp — Monthly	(41,507)
	CMBX NA BBB-.13 Index	BBB-/P	16,787	127,000	30,658	12/16/72	300 bp — Monthly	(13,797)
	CMBX NA BBB-.8 Index	BB-/P	17,933	115,000	17,296	10/17/57	300 bp — Monthly	704
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	25,425	191,000	18,412	12/16/72	200 bp — Monthly	7,087
	CMBX NA A.13 Index	A-/P	24,894	191,000	18,412	12/16/72	200 bp — Monthly	6,556
	CMBX NA BB.6 Index	B+/P	13,977	74,445	21,864	5/11/63	500 bp — Monthly	(7,815)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	112,302	249,000	95,566	12/16/72	500 bp — Monthly	16,978
	CMBX NA BB.6 Index	B+/P	100,044	334,705	98,303	5/11/63	500 bp — Monthly	2,067
	CMBX NA BBB-.15 Index	BBB-/P	3,542	13,000	2,396	11/18/64	300 bp — Monthly	1,154
	CMBX NA BBB-.16 Index	BBB-/P	4,319	19,000	3,447	4/17/65	300 bp — Monthly	883
	CMBX NA BBB-.9 Index	BB/P	874	9,000	1,573	9/17/58	300 bp — Monthly	(694)

Upfront premium received			1,681,372		Unrealized appreciation			130,829

Upfront premium (paid)			—		Unrealized (depreciation)			(143,714)

	Total		$1,681,372				Total	$(12,885)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(420,444)	$906,000	$386,953	11/17/59	(500 bp) — Monthly	$(34,372)
	CMBX NA BB.8 Index	(64,084)	143,028	58,556	10/17/57	(500 bp) — Monthly	(5,667)
	CMBX NA BBB-.10 Index	(139,762)	465,000	111,507	11/17/59	(300 bp) — Monthly	(28,526)
	CMBX NA BBB-.12 Index	(234,412)	826,000	193,449	8/17/61	(300 bp) — Monthly	(41,444)
	CMBX NA BBB-.13 Index	(56,118)	196,000	47,314	12/16/72	(300 bp) — Monthly	(8,918)
	CMBX NA BBB-.6 Index	(41,772)	103,470	13,461	5/11/63	(300 bp) — Monthly	(28,373)
	CMBX NA BBB-.8 Index	(17,193)	89,000	13,386	10/17/57	(300 bp) — Monthly	(3,859)
	CMBX NA BBB-.9 Index	(4,495)	19,000	3,321	9/17/58	(300 bp) — Monthly	(1,185)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	123,859	11/17/59	(500 bp) — Monthly	84,884
	CMBX NA BB.10 Index	(34,367)	289,000	123,432	11/17/59	(500 bp) — Monthly	88,784
	CMBX NA BB.10 Index	(18,893)	152,000	64,919	11/17/59	(500 bp) — Monthly	45,878
	CMBX NA BB.7 Index	(61,796)	272,199	96,984	1/17/47	(500 bp) — Monthly	34,884
	CMBX NA BB.7 Index	(4,770)	23,563	8,396	1/17/47	(500 bp) — Monthly	3,599
	Goldman Sachs International
	CMBX NA BB.7 Index	(93,420)	265,699	94,668	1/17/47	(500 bp) — Monthly	989
	CMBX NA BB.8 Index	(17,149)	40,589	16,617	10/17/57	(500 bp) — Monthly	(571)
	CMBX NA BBB-.12 Index	(8,966)	34,000	7,963	8/17/61	(300 bp) — Monthly	(1,024)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(320,235)	531,397	189,337	1/17/47	(500 bp) — Monthly	(131,496)
	CMBX NA BBB-.11 Index	(6,829)	62,000	10,273	11/18/54	(300 bp) — Monthly	3,409
	CMBX NA BBB-.7 Index	(214,338)	542,498	103,075	1/17/47	(300 bp) — Monthly	(111,684)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	119,161	11/17/59	(500 bp) — Monthly	103,015
	CMBX NA BBB-.7 Index	(32,451)	235,300	44,707	1/17/47	(300 bp) — Monthly	12,073
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(176,066)	371,000	158,454	11/17/59	(500 bp) — Monthly	(17,972)
	CMBX NA BB.7 Index	(89,199)	239,698	85,404	1/17/47	(500 bp) — Monthly	(4,063)
	CMBX NA BB.9 Index	(78,352)	185,000	70,615	9/17/58	(500 bp) — Monthly	(7,917)
	CMBX NA BBB-.10 Index	(166,855)	516,000	123,737	11/17/59	(300 bp) — Monthly	(43,419)
	CMBX NA BBB-.12 Index	(318)	1,000	234	8/17/61	(300 bp) — Monthly	(84)
	CMBX NA BBB-.13 Index	(7,316)	23,000	5,552	12/16/72	(300 bp) — Monthly	(1,777)
	CMBX NA BBB-.7 Index	(53,275)	240,054	45,610	1/17/47	(300 bp) — Monthly	(7,851)

Upfront premium received		—			Unrealized appreciation		377,515

Upfront premium (paid)		(2,417,443)			Unrealized (depreciation)		(480,202)

	Total	$(2,417,443)				Total	$(102,687)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 41 Index	B+/P	$(54,365)	$10,259,370	$600,173	12/20/28	500 bp — Quarterly	$561,861

	Total		$(54,365)					$561,861
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $167,527,248.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
Short-term investments
	Putnam Government Money Market Fund Class G*	$—	$26,159,987	$14,820,047	$89,080	$11,339,940
	Putnam Short Term Investment Fund Class P**	15,473,951	2,544,265	2,500,000	229,224	15,518,216

	Total Short-term investments	$15,473,951	$28,704,252	$17,320,047	$318,304	$26,858,156
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $374,938.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $191,801.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $3,057,367 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $855,878 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $474,224 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $191,801 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,293	$—

Total common stocks	—	11,293	—
Asset-backed securities	—	1,262,694	—
Convertible bonds and notes	—	5,315,205	—
Corporate bonds and notes	—	41,291,173	—
Foreign government and agency bonds and notes	—	15,183,633	—
Mortgage-backed securities	—	64,582,139	—
Senior loans	—	3,700,951	—
U.S. government and agency mortgage obligations	—	77,573,849	—
U.S. treasury obligations	—	842,678	—
Short-term investments	13,611,940	16,608,059	—

Totals by level	$13,611,940	$226,371,674	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(502,413)	$—
Futures contracts	592,675	—	—
Forward premium swap option contracts	—	2,032,028	—
TBA sale commitments	—	(6,715,890)	—
Interest rate swap contracts	—	822,543	—
Total return swap contracts	—	(124,149)	—
Credit default contracts	—	1,236,725	—

Totals by level	$592,675	$(3,251,156)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$275,600,000
Written swap option contracts (contract amount)	$266,100,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$36,400,000
Centrally cleared interest rate swap contracts (notional)	$516,900,000
OTC total return swap contracts (notional)	$2,100,000
OTC credit default contracts (notional)	$14,400,000
Centrally cleared credit default contracts (notional)	$7,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com